Schedule of Earnings Loss Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share	287,532,079	211,477,929	198,977,884
Weighted average number of ordinary shares used in calculating diluted earnings per share	287,532,079	211,477,929	198,977,884
Basic loss per share	$ (0.04)	$ (0.08)	$ (0.06)
Diluted loss per share	$ (0.04)	$ (0.08)	$ (0.06)